Earnings (Loss) Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Loss per common share
	For the Three Month Period Ended March 31, 2021	For the Three Month Period Ended March 31, 2020	For the Nine Month Period Ended March 31, 2021	For the Nine Month Period Ended March 31, 2020

Weighted average number of common shares outstanding	2,861,607	1,502,773	2,861,376	1,497,567
Effect of dilutive securities	-	-	-	-
Weighted average number of dilutive common shares outstanding	2,861,607	1,502,773	2,861,376	1,497,567

Basic and diluted earnings (loss) per common share

Continuing operations	$(.51)	$(.15)	$(.61)	$(.05)
Discontinued operations	$.01	$(.06)	$(.20)	$(.20)
Consolidated operations	$(.50)	$(.21)	$(.81)	$(.25)

	2020	2019

Weighted average common shares outstanding	1,515,103	1,494,112
Effect of dilutive securities	-	18,066

Weighted average dilutive common shares outstanding	1,515,103	1,512,178

Basic and diluted earnings (loss) per common share:
Continuing operations	$(.30)	$.49
Discontinued operations	$(.16)	$(.06)
Consolidated operations	$(.46)	$.43